Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting [Abstract]
Number of reportable segments	2
Segment Reporting Information
Revenues	$ 320,016	$ 344,376
Cost of revenues (exclusive of depreciation and amortization)	154,424	159,337
Gross margin	165,592	185,039
Direct segment operating expenses	98,485	102,423
Segment operating income	67,107	82,616
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Restructuring, acquisition and integration-related costs	11,401	3,521
Corporate operating expenses	9,584	7,646
Income (loss) from operations	(253,978)	26,195
Business Services Segment
Segment Reporting Information
Revenues	247,791	260,264
Cost of revenues (exclusive of depreciation and amortization)	129,477	131,818
Gross margin	118,314	128,446
Direct segment operating expenses	86,003	86,024
Segment operating income	32,311	42,422
Impairment of goodwill	(256,700)
Consumer Services Segment
Segment Reporting Information
Revenues	72,225	84,112
Cost of revenues (exclusive of depreciation and amortization)	24,947	27,519
Gross margin	47,278	56,593
Direct segment operating expenses	12,482	16,399
Segment operating income	34,796	40,194
Impairment of goodwill	$ 0